Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 63	$ 54	$ 13
Operating cash flows from finance leases	0	0	0
Financing cash flows from finance leases	2	2	2
ROU assets obtained in exchange for new operating lease liabilities	69	19	7
ROU assets obtained in exchange for new finance lease liabilities	4	$ 5	$ 0
Decrease of lease liabilities and ROU assets	$ 11